Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 18. Fair Value Measurements
Recurring Fair Value Measurements
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	December 31, 2022
(Amounts in millions)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$27	$—	$—	$27
Total assets measured at fair value	$27	$—	$—	$27
Liabilities:
Warrant liabilities, net	$—	$1	$—	$1
Other liabilities - contingent consideration relating to acquisitions payable in cash	—	—	1	1
Total liabilities measured at fair value	$—	$1	$1	$2

	December 31, 2021
(Amounts in millions)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$611	$—	$—	$611
Other investments — available-for-sale convertible notes	—	—	34	34
Total assets measured at fair value	$611	$—	$34	$645
Liabilities:
Warrant Liabilities, net	$—	$16	$—	$16
Total liabilities measured at fair value	$—	$16	$—	$16

The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Assets:
Balance at beginning of period	$34	$50
Purchases	—	15
Credit loss valuation allowance included in income (loss) from equity method and other investments	(1)	(19)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	—	(9)
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	—	(2)
Accrued interest income	—	11
Accrued interest collected	(3)	(11)
Foreign currency translation (losses) gain included in other comprehensive income	3	(1)
Conversion of available-for-sale securities to equity method investment (Note 13)	(33)	—
Balance at end of period	$—	$34

	Year Ended December 31, 2022
(Amounts in millions)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Balance at End of Period
Liabilities:
Other current liabilities - contingent consideration relating to acquisitions payable in common stock	$—	$3	$(1)	$(2)	$—
Other current liabilities - contingent consideration relating to acquisitions payable in cash	—	2	(2)	—	—
Other liabilities - contingent consideration relating to acquisitions payable in cash	—	1	—	—	1
Total	$—	$6	$(3)	$(2)	$1

	Year Ended December 31, 2021
(Amounts in millions)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Reclassification to Equity	Balance at End of Period
Liabilities:
IndiaCo Forward Contract Liability	$8	$—	$(9)	$1	$—	$—
SoftBank Senior Unsecured Notes Warrant(1)	279	—	(474)	230	(35)	—
2020 LC Facility Warrant(2)	140	—	(237)	115	(18)	—
Total	$427	$—	$(720)	$346	$(53)	$—

(1)During the year ended December 31, 2021, 71,541,399 shares of the Company’s Series H-3 Convertible Preferred Stock were issued in connection with the SoftBank Unsecured Notes Warrant and in exchange the Company received $1 million.
(2)During the year ended December 31, 2021, 35,770,699 shares of the Company’s Series H-3 Convertible Preferred Stock were issued in connection with the 2020 LC Facility Warrant and in exchange the Company received $0.4 million.
The total Gain (loss) from change in fair value of warrant liabilities included in the Consolidated Statements of Operations are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Selling, general and administrative expenses:
Level 3 liabilities	$(2)	$—
Income (loss) from equity method and other investments:
Level 3 liabilities	$—	$(1)
Gain (loss) from change in fair value of warrant liabilities:
Level 2 liabilities	$11	$2
Level 3 liabilities:
SoftBank Senior Unsecured Notes Warrant	—	(230)
2020 LC Facility Warrant	—	(115)
Total Level 3 liabilities	—	(345)
Total gain (loss) from change in fair value of warrant liabilities:	$11	$(343)

The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2022
	Fair Value (in millions)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Liabilities:
Other current liabilities - contingent consideration relating to acquisitions	$—	Probability weighted cash flow	Probability adjustment	100%
Other liabilities - contingent consideration relating to acquisitions	$1	Probability weighted cash flow	Probability adjustment	100%
Other liabilities - IndiaCo share pledge	$—	Discounted cash flow	Risk-adjusted discount rate	12.3%

	December 31, 2021
	Fair Value (in millions)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$34	Discounted cash flow	Price per share	$2.22

Due to the inherent uncertainty in the valuation process, the estimate of fair value of the Company’s assets and liabilities may differ from values that would have been used had a ready market for the securities existed.
Nonrecurring Fair Value Measurements
Non-financial assets and liabilities measured at fair value in the Consolidated Financial Statements on a nonrecurring basis consist of certain investments, goodwill, intangibles and other long-lived assets on which impairment adjustments were required to be recorded during the period and assets and related liabilities held for sale which, if applicable, are measured at the lower of their carrying value or fair value less any costs to sell.
As of December 31, 2022, assets held for sale totaling $52 million and liabilities held for sale totaling $83 million are included in other current assets and other current liabilities, respectively, on the accompanying Consolidated Balance Sheets. As of December 31, 2021, there were no assets or related liabilities held for sale included on the accompanying Consolidated Balance Sheets. During the years ended December 31, 2022 and 2021, no impairment charges were recorded related to assets and liabilities classified as held for sale, determined to be Level 2 within the fair value hierarchy based primarily on respective contracts of sale.
The Company recorded impairment charges and other write-offs of certain other long-lived assets, impairing such assets to a carrying value of zero, for impairment charges totaling $427 million, $757 million and $944 million during the years ended December 31, 2022, 2021 and 2020, respectively. During the year ended December 31, 2022, the Company also recorded impairment charges totaling $163 million relating to right-of-use assets and property and equipment with an as adjusted remaining carrying value totaling $1 billion as of December 31, 2022, valued based on Level 3 inputs representing market rent data for the market the right-of-use assets are located in.
Due to uncertainty surrounding the Company's intent to complete certain software projects as a result of unforeseen delays and cost overruns, the Company concluded in the fourth quarter of 2022 that there was an impairment of such capitalized software related intangible assets. The Company recorded impairment charges and other write-offs of certain intangible assets, impairing such assets to a carrying value of zero, for impairment charges of $36 million for the year ended December 31, 2022, included in impairment expense/(gain on sale) of goodwill, intangibles and other assets on the accompanying Consolidated Statements of Operations.
During the year ended December 31, 2022, the Company recorded an other-than-temporary impairment charge of $6 million related to DSQ, an equity method investee, prior to its subsequent sale in September 2022. Based on the extent to which the market value of the Company's investment was less than its carrying value and the Company's intent not to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value, management determined that the decline in fair value was other than temporary in nature. This impairment charge was determined using a bid price (a Level 2 measurement) for the Company’s investments in DSQ, inclusive of the outstanding note receivable. In September 2022, the Company sold it's investments in DSQ for proceeds of $46 million. See Note 13 for details regarding the Company's investments in DSQ and subsequent sale.
In December 2022, the Company pledged 8,467,347 of its shares of IndiaCo, representing 14.7% of the securities issued by IndiaCo on a fully diluted basis, as collateral for IndiaCo to enter into a debenture trust deed to borrow up to INR 5.5 billion (approximately $66.5 million as of December 31, 2022). The Company has recognized this share pledge at fair value in accordance with ASC 460 - Guarantees, and determined it to be a Level 3 within the fair value hierarchy based on discounted cash flows. As of December 31, 2022 the Company guaranty has a fair value of $0.4 million and is included as a component of other liabilities on the accompanying Consolidated Balance Sheets.
Other Fair Value Disclosures
The estimated fair value of the Company’s accounts receivable, accounts payable, and accrued expenses approximate their carrying values due to their short maturity periods. As of December 31, 2022, the estimated fair value of the Company’s 7.875% Senior Notes, excluding unamortized debt issuance costs, was approximately $248 million based on recent trading activity (Level 1). For the remainder of the Company's long-term debt, the carrying value approximated the fair value as of December 31, 2022.